Distribution Date:	08/17/26	JPMBB Commercial Mortgage Securities Trust 2016-C1
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Cash Flows	8		askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Balances	9		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	15
			Attention: JPMBB 2016-C1 Transaction Manager		notices@pentalphasurveillance.com
Mortgage Loan Detail (Part 2)	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46645LAU1	1.694700%	29,181,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46645LAV9	2.668400%	95,864,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46645LAW7	3.514700%	44,513,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46645LAX5	3.310600%	175,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46645LAY3	3.576100%	317,480,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46645LAZ0	3.315800%	53,301,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46645LBD8	3.970400%	58,760,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	24.25%
B	46645LBE6	4.915115%	58,760,000.00	47,554,586.29	5,385.00	194,780.22	0.00	0.00	200,165.22	47,549,201.29	78.51%	18.50%
C	46645LBF3	4.915115%	47,263,000.00	47,263,000.00	0.00	193,585.90	0.00	0.00	193,585.90	47,263,000.00	57.16%	13.88%
D-1	46645LAC1	4.415115%	34,490,000.00	34,490,000.00	0.00	126,897.77	0.00	0.00	126,897.77	34,490,000.00	41.57%	10.50%
D-2	46645LAE7	4.415115%	21,716,000.00	21,716,000.00	0.00	79,898.87	0.00	0.00	79,898.87	21,716,000.00	31.76%	8.37%
E	46645LAJ6	4.915115%	29,380,000.00	29,380,000.00	0.00	120,338.40	0.00	0.00	120,338.40	29,380,000.00	18.48%	5.50%
F	46645LAL1	4.915115%	11,496,000.00	11,496,000.00	0.00	47,086.80	0.00	0.00	47,086.80	11,496,000.00	13.29%	4.38%
NR*	46645LAN7	4.915115%	44,708,765.00	29,408,029.30	0.00	119,853.66	0.00	30.00	119,853.66	29,407,999.30	0.00%	0.00%
R	46645LAQ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46645LAS6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,021,912,767.00	221,307,615.59	5,385.00	882,441.62	0.00	30.00	887,826.62	221,302,200.59

X-A	46645LBA4	4.915115%	774,099,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	46645LBB2	0.000000%	58,760,000.00	47,554,586.29	0.00	0.00	0.00	0.00	0.00	47,549,201.29
X-C	46645LBC0	0.000000%	47,263,000.00	47,263,000.00	0.00	0.00	0.00	0.00	0.00	47,263,000.00
X-D	46645LAA5	0.500000%	56,206,000.00	56,206,000.00	0.00	23,419.17	0.00	0.00	23,419.17	56,206,000.00
Notional SubTotal			936,328,000.00	151,023,586.29	0.00	23,419.17	0.00	0.00	23,419.17	151,018,201.29

Deal Distribution Total					5,385.00	905,860.79	0.00	30.00	911,245.79

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46645LAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46645LAV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46645LAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46645LAX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46645LAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46645LAZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46645LBD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	46645LBE6	809.30201310	0.09164398	3.31484377	0.00000000	0.00000000	0.00000000	0.00000000	3.40648775	809.21036913
C	46645LBF3	1,000.00000000	0.00000000	4.09592916	0.00000000	0.00000000	0.00000000	0.00000000	4.09592916	1,000.00000000
D-1	46645LAC1	1,000.00000000	0.00000000	3.67926268	0.00000000	0.00000000	0.00000000	0.00000000	3.67926268	1,000.00000000
D-2	46645LAE7	1,000.00000000	0.00000000	3.67926276	0.00000000	0.00000000	0.00000000	0.00000000	3.67926276	1,000.00000000
E	46645LAJ6	1,000.00000000	0.00000000	4.09592920	0.00000000	0.00000000	0.00000000	0.00000000	4.09592920	1,000.00000000
F	46645LAL1	1,000.00000000	0.00000000	4.09592902	0.00000000	0.00000000	0.00000000	0.00000000	4.09592902	1,000.00000000
NR	46645LAN7	657.76876861	0.00000000	2.68076428	0.01341012	4.23383223	0.00000000	0.00067101	2.68076428	657.76809760
R	46645LAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46645LAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46645LBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	46645LBB2	809.30201310	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	809.21036913
X-C	46645LBC0	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46645LAA5	1,000.00000000	0.00000000	0.41666673	0.00000000	0.00000000	0.00000000	0.00000000	0.41666673	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	07/01/26 - 07/30/26	30	0.00	23,419.17	0.00	23,419.17	0.00	0.00	0.00	23,419.17	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	07/01/26 - 07/30/26	30	0.00	194,780.22	0.00	194,780.22	0.00	0.00	0.00	194,780.22	0.00
C	07/01/26 - 07/30/26	30	0.00	193,585.90	0.00	193,585.90	0.00	0.00	0.00	193,585.90	0.00
D-1	07/01/26 - 07/30/26	30	0.00	126,897.77	0.00	126,897.77	0.00	0.00	0.00	126,897.77	0.00
D-2	07/01/26 - 07/30/26	30	0.00	79,898.87	0.00	79,898.87	0.00	0.00	0.00	79,898.87	0.00
E	07/01/26 - 07/30/26	30	0.00	120,338.40	0.00	120,338.40	0.00	0.00	0.00	120,338.40	0.00
F	07/01/26 - 07/30/26	30	0.00	47,086.80	0.00	47,086.80	0.00	0.00	0.00	47,086.80	0.00
NR	07/01/26 - 07/30/26	30	187,920.15	120,453.21	0.00	120,453.21	599.55	0.00	0.00	119,853.66	189,289.41
Totals			187,920.15	906,460.34	0.00	906,460.34	599.55	0.00	0.00	905,860.79	189,289.41

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution Interest Distribution		Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
D-1 (Cert)	46645LAC1	4.415115%	34,490,000.00	34,490,000.00	0.00	126,897.77	0.00	0.00	126,897.77	34,490,000.00
D-1 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D-2 (Cert)	46645LAE7	4.415115%	21,716,000.00	21,716,000.00	0.00	79,898.87	0.00	0.00	79,898.87	21,716,000.00
D-2 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			56,206,000.02	56,206,000.00	0.00	206,796.64	0.00	0.00	206,796.64	56,206,000.00

Exchangeable Certificate Details
D	46645LAG2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
D	46645LAG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 27

	Additional Information
Total Available Distribution Amount (1)	911,245.79
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	909,463.12	Master Servicing Fee	1,245.73
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	914.37
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	95.29
ARD Interest	0.00	Operating Advisor Fee	381.14
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	156.27
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	909,463.12	Total Fees	3,002.79

Principal		Expenses/Reimbursements
Scheduled Principal	5,415.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	599.55
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(30.00)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	5,385.00	Total Expenses/Reimbursements	599.55

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	905,860.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	5,385.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	911,245.79
Total Funds Collected	914,848.12	Total Funds Distributed	914,848.13

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	221,307,615.59	221,307,615.59	Beginning Certificate Balance	221,307,615.59
(-) Scheduled Principal Collections	5,415.00	5,415.00	(-) Principal Distributions	5,385.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	30.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	30.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	30.00	30.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	221,302,200.59	221,302,200.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	221,346,815.39	221,346,815.39	Ending Certificate Balance	221,302,200.59
Ending Actual Collateral Balance	221,346,815.39	221,346,815.39

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.92%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	1	2,779,601.72	1.26%	(7)	5.1000	0.832300	1.35 or less	3	153,279,601.72	69.26%	(8)	4.8519	0.694267
10,000,000 to 19,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	3	218,522,598.87	98.74%	(8)	4.7681	1.072755	1.66 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	221,302,200.59	100.00%	(8)	4.7723	1.069735	1.81 to 2.00	1	68,022,598.87	30.74%	(8)	4.5930	1.915800
								2.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	4	221,302,200.59	100.00%	(8)	4.7723	1.069735
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

New York	3	153,279,601.72	69.26%	(8)	4.8519	0.694267
							Multi-Family	1	2,779,601.72	1.26%	(7)	5.1000	0.832300
Texas	1	68,022,598.87	30.74%	(8)	4.5930	1.915800
							Office	3	218,522,598.87	98.74%	(8)	4.7681	1.072755
Totals	4	221,302,200.59	100.00%	(8)	4.7723	1.069735
							Totals	4	221,302,200.59	100.00%	(8)	4.7723	1.069735

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	1	68,022,598.87	30.74%	(8)	4.5930	1.915800	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	3	153,279,601.72	69.26%	(8)	4.8519	0.694267	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	221,302,200.59	100.00%	(8)	4.7723	1.069735	49 months or greater	4	221,302,200.59	100.00%	(8)	4.7723	1.069735
								Totals	4	221,302,200.59	100.00%	(8)	4.7723	1.069735
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	4	221,302,200.59	100.00%	(8)	4.7723	1.069735	Interest Only	3	218,522,598.87	98.74%	(8)	4.7681	1.072755
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	1	2,779,601.72	1.26%	(7)	5.1000	0.832300
	Totals	4	221,302,200.59	100.00%	(8)	4.7723	1.069735	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	4	221,302,200.59	100.00%	(8)	4.7723	1.069735
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	4	221,302,200.59	100.00%	(8)	4.7723	1.069735			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	221,302,200.59	100.00%	(8)	4.7723	1.069735
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	305560002	OF	New York	NY	Actual/360	4.862%	326,532.76	0.00	0.00	N/A	01/06/26	01/06/28	78,000,000.00	78,000,000.00	08/06/26
3	304961102	OF	New York	NY	Actual/360	4.832%	301,664.44	0.00	0.00	N/A	11/01/25	11/01/27	72,500,000.00	72,500,000.00	08/01/26
4	305190002	OF	Austin	TX	Actual/360	4.593%	269,035.05	0.00	0.00	N/A	12/01/25	--	68,022,598.87	68,022,598.87	08/01/26
48	883100553	MF	Ithaca	NY	Actual/360	5.100%	12,230.87	5,415.00	0.00	N/A	01/06/26	--	2,785,016.72	2,779,601.72	12/06/25
Totals							909,463.12	5,415.00	0.00				221,307,615.59	221,302,200.59
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	19,629,827.00	3,084,806.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	21,269,940.16	3,330,937.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	17,073,184.33	4,463,045.08	01/01/26	03/31/26	08/11/26	14,131,057.24	0.00	0.00	0.00	0.00	0.00
48	189,003.00	0.00	--	--	07/13/26	0.00	6,047.35	17,617.76	135,024.95	45,042.83	0.00
Totals	58,161,954.49	10,878,788.12				14,131,057.24	6,047.35	17,617.76	135,024.95	45,042.83	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	1	2,779,601.72	0	0.00	0	0.00	0	0.00	0	0.00	4.772312%	4.676571%	(8)
07/17/26	0	0.00	0	0.00	0	0.00	1	2,785,016.72	0	0.00	0	0.00	0	0.00	0	0.00	4.772320%	4.676575%	(7)
06/17/26	0	0.00	0	0.00	0	0.00	1	2,790,801.68	0	0.00	0	0.00	0	0.00	0	0.00	4.772328%	4.676579%	(6)
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,731,976.30	4.772336%	4.676583%	(5)
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.779217%	4.679926%	(4)
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.778774%	4.681761%	(3)
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,977,401.13	0	0.00	4.778797%	4.597854%	(2)
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	70,000,000.00	0	0.00	0	0.00	4.644715%	4.472404%	0
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	150,500,000.00	0	0.00	1	60,602,292.96	4.665946%	4.507290%	1
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	45,431,972.13	4.725174%	4.603372%	2
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	13,063,144.62	4.706799%	4.598815%	3
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	24,625,729.38	4.713871%	4.613740%	4
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
48	883100553	12/06/25	7	5	17,617.76	135,024.95	60,293.87	2,824,216.52	01/30/26	2		04/20/26
Totals					17,617.76	135,024.95	60,293.87	2,824,216.52

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		70,802,201	68,022,599	0		2,779,602
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		150,500,000	150,500,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	221,302,201	218,522,599	0	0	0	2,779,602
Jul-26	221,307,616	218,522,599	0	0	0	2,785,017
Jun-26	221,313,401	218,522,599	0	0	2,790,802	0
May-26	221,318,767	218,522,599	0	0	2,796,168	0
Apr-26	226,066,191	218,522,599	0	0	7,543,592	0
Mar-26	232,329,138	140,522,599	0	0	91,806,539	0
Feb-26	232,359,059	224,783,691	0	0	7,575,367	0
Jan-26	353,446,932	269,586,358	0	0	83,860,574	0
Dec-25	386,863,647	386,863,647	0	0	0	0
Nov-25	538,492,184	465,992,184	0	0	72,500,000	0
Oct-25	618,505,813	618,505,813	0	0	0	0
Sep-25	676,318,649	676,318,649	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	305190002	68,022,598.87	68,022,598.87	95,600,000.00	07/08/26	3,836,369.58	1.91580	03/31/26	12/01/25	I/O
48	883100553	2,779,601.72	2,824,216.52	3,300,000.00	04/15/26	176,253.27	0.83230	12/31/25	01/06/26	234
Totals		70,802,200.59	70,846,815.39	98,900,000.00		4,012,622.85

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	305190002	OF	TX	07/30/25	1

Special servicer is monitoring the loan and borrower's leasing activity, which has included an extension of HP INC. (89k SF) a downsizing and extension of Electronic Arts, Inc. (102k SF), an execution of a lease with a new 30k SF tenant, among other leasi ng activity special servicer is actively evaluating. The loan is expected to be returned to the master servicer in 10/2026 while Special Servicer continues to monitor leasing activity.

48	883100553	MF	NY	01/30/26	2

07/30/2026 - Local counsel provided their support to the court during the hearing for the appointment of a receiver. The judge would not make their ruling from the bench and the Servicer is pending their ruling. In the meantime, efforts continue

To get the Borrower's cooperation to reach a pathway for the loan to be repaid in full. The loan transferred to special servicing due to the Borrower's failure to repay the outstanding obligations on the January 6, 2026 maturity date. The collateral consists of 3 three-story, garden-style apartment buildings totaling 51 units, comprised of a mix of one and two bedroom floorplans. The Borrower has submitted a term sheet from a bridge lender that is currently underwriting a refinance to repay the existing loan and provide additional capital for property renovations, with an anticipated closing in mid to late March.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	305560002	0.00	4.86153%	0.00	4.86153%	1	10/06/25	10/06/25	--
3	304961102	0.00	4.83200%	0.00	4.83200%	1	11/05/25	11/01/25	--
4	305190002	0.00	4.59300%	0.00	4.59300%	10	12/26/25	12/26/25	--
7	883100563	0.00	5.36500%	0.00	5.36500%	8	09/10/21	02/06/21	--
42	883100549	4,559,586.34	4.78700%	4,559,586.34	4.78700%	10	09/08/20	05/06/20	10/13/20
45	883100561	3,390,779.15	5.35700%	3,390,779.15	5.35700%	10	09/17/21	08/11/21	--
Totals		7,950,365.49		7,950,365.49
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	305560012	09/17/25	24,664,686.95	35,650,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
13	305560013	02/18/21	24,022,926.07	39,400,000.00	25,355,530.29	1,332,604.22	25,355,530.29	24,022,926.07	0.00	0.00	0.00	0.00	0.00%
17	305560017	04/16/21	17,364,480.53	15,700,000.00	5,998,227.85	4,017,144.31	5,998,227.85	1,981,083.54	15,383,396.99	0.00	246,890.29	15,136,506.70	83.05%
19	305560019	08/15/25	14,915,052.96	23,150,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
22	883100470	06/17/21	10,750,000.00	12,900,000.00	11,230,091.47	480,091.47	11,230,091.47	10,750,000.00	0.00	0.00	0.00	0.00	0.00%
29	883100471	05/17/21	7,012,500.00	12,400,000.00	7,074,440.48	61,940.48	7,074,440.48	7,012,500.00	0.00	0.00	0.00	0.00	0.00%
31	305560031	11/18/25	6,855,220.95	10,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
37	305560037	01/16/26	5,694,832.46	9,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
38	883100552	04/17/26	6,248,630.49	9,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
41	883100554	05/15/26	4,741,686.37	8,100,000.00	5,068,958.85	247,615.09	5,068,958.85	4,821,343.76	0.00	0.00	0.00	0.00	0.00%
45	883100561	05/16/25	3,011,313.70	4,200,000.00	3,456,225.64	646,038.91	3,456,225.64	2,810,186.73	203,334.61	(30.00)	39,075.35	164,259.26	4.26%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			125,281,330.48	181,400,000.00	58,183,474.58	6,785,434.48	58,183,474.58	51,398,040.10	15,586,731.60	(30.00)	285,965.64	15,300,765.96

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	305560012	09/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	305560013	02/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	305560017	06/17/22	0.00	0.00	15,136,506.70	0.00	0.00	(251,390.29)	0.00	0.00	15,136,506.70
		04/18/22	0.00	0.00	15,387,896.99	0.00	0.00	4,500.00	0.00	0.00
		04/16/21	0.00	0.00	15,383,396.99	0.00	0.00	15,383,396.99	0.00	0.00
19	305560019	08/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	883100470	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	883100471	05/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	305560031	11/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	305560037	01/26/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	883100552	04/27/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	883100554	05/15/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	883100561	08/17/26	0.00	0.00	164,259.26	0.00	0.00	30.00	0.00	0.00	164,259.26
		07/17/26	0.00	0.00	164,229.26	0.00	0.00	1,851.25	0.00	0.00
		03/17/26	0.00	0.00	162,378.01	0.00	0.00	(43,656.60)	0.00	0.00
		08/15/25	0.00	0.00	206,034.61	0.00	0.00	2,700.00	0.00	0.00
		05/16/25	0.00	0.00	203,334.61	0.00	0.00	203,334.61	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	30.00	0.00	0.00	30.00
Cumulative Totals			0.00	0.00	15,300,765.96	0.00	0.00	15,300,765.96	0.00	0.00	15,300,765.96

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
48	0.00	0.00	599.55	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	599.55	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			599.55

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Supplemental Notes
None

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